Debt Securities in Issue	6 Months Ended
Sep. 30, 2023
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Debt Securities in Issue
9	DEBT SECURITIES IN ISSUE
Debt securities in issue at September 30, 2023 and March 31, 2023 consisted of the following:

	At September 30, 2023	At March 31, 2023

	(In millions)
Commercial paper	¥2,874,209	¥2,585,889
Unsubordinated bonds	9,572,275	8,285,355
Subordinated bonds	1,279,332	1,113,750

Total debt securities in issue	¥13,725,816	¥11,984,994